Property, Plant And Equipment - Additional Information (Detail) $ in Thousands	12 Months Ended
	Apr. 30, 2023 USD ($)	Apr. 30, 2022 USD ($)		Apr. 30, 2021 USD ($)	[1]	Apr. 30, 2023 HKD ($)	Apr. 30, 2023 CAD ($)	May 01, 2021 USD ($)	[1]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 238,600	$ 16	[1]					$ 20
Other comprehensive income, net of tax, gains (losses) on revaluation of property, plant and equipment, right-of-use assets and intangible assets	1,145	0	[1]	$ 0
Property Revaluation Reserve [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Other comprehensive income, net of tax, gains (losses) on revaluation of property, plant and equipment, right-of-use assets and intangible assets	559
Hotel Properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	238,594	$ 0
Property, plant and equipment, pledged as security	$ 171,977
Hotel Properties [Member] | Discount rate, measurement input [member]
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input duration assets property plant and equipment	10 years
Hotel Properties [Member] | Hong Kong and Canada [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 238,594
Transfer into or out of level 3 Property, plant and equipment	0
Hotel Properties [Member] | Hong Kong and Canada [Member] | Property Revaluation Reserve [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Other comprehensive income, net of tax, gains (losses) on revaluation of property, plant and equipment, right-of-use assets and intangible assets	$ 1,145
Hotel Properties [Member] | Hong Kong [member] | Discount rate, measurement input [member]
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, assets	5.1					5.1	5.1
Percentage of reasonably possible increase in unobservable input, assets	50.00%					50.00%	50.00%
Percentage of reasonably possible decrease in unobservable input, assets	50.00%					50.00%	50.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 6,000
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 8,000
Hotel Properties [Member] | Hong Kong [member] | Bottom of range [member] | Discount rate, measurement input [member]
Disclosure of detailed information about property, plant and equipment [line items]
Hotel average daily tariff rate						$ 880
Hotel Properties [Member] | Hong Kong [member] | Top of range [member] | Discount rate, measurement input [member]
Disclosure of detailed information about property, plant and equipment [line items]
Hotel average daily tariff rate						$ 1,810
Hotel Properties [Member] | Canada [member] | Discount rate, measurement input [member]
Disclosure of detailed information about property, plant and equipment [line items]
Significant unobservable input, assets	6.65					6.65	6.65
Percentage of reasonably possible increase in unobservable input, assets	50.00%					50.00%	50.00%
Percentage of reasonably possible decrease in unobservable input, assets	50.00%					50.00%	50.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	$ 3,000
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ 2,000
Hotel Properties [Member] | Canada [member] | Bottom of range [member] | Discount rate, measurement input [member]
Disclosure of detailed information about property, plant and equipment [line items]
Hotel average daily tariff rate							$ 280
Hotel Properties [Member] | Canada [member] | Top of range [member] | Discount rate, measurement input [member]
Disclosure of detailed information about property, plant and equipment [line items]
Hotel average daily tariff rate							$ 380

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.